Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Weighted Average Assumptions in Stock Options

The following weighted average assumptions were used in arriving at the grant-date fair values associated with stock options for which compensation cost was recognized during 2017, 2016 and 2015:

		Year of Grant

Assumption	Based On	2017	2016	2015	2014	2013

Exercise price per option	Quoted market closing price [1]	$18.71	$16.20	$32.41	$36.73	$43.80
Expected annual dividend per share	Annualized dividend rate [2]	$0.40	$1.00	$1.52	$1.40	$1.40
Expected volatility	Historical volatility [3]	29%	30%	31%	39%	50%
Risk-free interest rate	Zero-coupon government issues [4]	1.67%	1.06%	1.54%	1.66%	1.06%
Expected life of options in years	Historical experience	5.7	5.7	5.5	5.5	5.5

[1] Of common shares on the last trading day immediately preceding the date of the grant.

[2] As of the date of grant.

[3] Of the company’s stock over a period commensurate with the expected life of the option.

[4] Implied yield available on equivalent remaining term at the time of the grant.

Summary of Outstanding Number of Options Per Plan, Vest Over Three Years and Settle in Shares

As at December 31, 2017, the outstanding number of options per plan, that vest over three years and settle in shares, was:

LTIP		POPs

2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

1,462,367	3,006,815	3,329,000	2,705,072	1,684,200	1,201,100	841,200	837,300	1,182,450	921,150

Summary of Stock Option Plans

The company issues new common shares to satisfy stock option exercises. Options granted to Canadian participants have an exercise price in Canadian dollars.

A summary of the status of the stock option plans as at December 31, 2017, 2016 and 2015 and changes during the years ending on those dates is as follows:

	Number of shares subject to option			Weighted average exercise price

	2017	2016	2015	2017	2016	2015

Outstanding, beginning of year	19,470,014	19,153,275	20,909,835	$31.15	$30.97	$28.01
Granted	1,482,829	3,099,913	3,474,900	18.71	16.20	32.41
Exercised	(22,100)	(2,329,600)	(4,803,560)	(17.78)	(11.09)	(10.95)
Forfeited or cancelled	(1,221,314)	(453,574)	(427,900)	(34.55)	(33.99)	(43.14)
Expired	(2,538,775)	–	–	(20.06)	–	–

Outstanding, end of year	17,170,654	19,470,014	19,153,275	$32.24	$31.15	$30.97

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding as at December 31, 2017:

	Options Outstanding			Options Exercisable

Range of Exercise Prices	Number	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Number	Weighted Average Exercise Price

$16.00 to $20.00	4,469,182	9	$17.30	–	$–
$27.00 to $36.00	7,627,545	5	32.32	4,298,545	32.63
$37.00 to $44.00	3,597,677	5	39.92	3,597,677	39.92
$52.00 to $67.00	1,476,250	1	58.33	1,476,250	58.33

	17,170,654	6	$32.24	9,372,472	$39.48